United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—50.8%
		Auto Components—0.5%
4,250,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	$4,313,750
		Banking—6.4%
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,442,500
1,500,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,627,500
1,800,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	1,782,000
4,000,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	4,850,000
8,600,000	[1,2]	Banco Do Brasil SA, Series 144A, 6.25%, 12/29/2049	8,600,000
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,215,000
3,000,000	[1,2]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	3,282,000
1,600,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	1,600,000
2,060,000	[1,2]	Caixa Economica Federal, Series 144A, 3.50%, 11/7/2022	2,015,710
2,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	2,155,000
1,300,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 9/26/2022	1,309,750
2,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 2/1/2017	2,712,500
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,221,090
4,000,000	[1,2]	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 4.75%, 11/25/2016	4,310,144
3,500,000		Korea Development Bank, Sr. Unsecd. Note, 3.50%, 8/22/2017	3,794,287
1,900,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	1,922,800
2,000,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	2,014,000
1,500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	1,645,500
2,000,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	2,172,500
1,600,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,738,080
		TOTAL	55,410,361
		Brewing—0.2%
2,000,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/1/2022	1,912,500
		Broadcast Radio & TV—1.2%
3,800,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	5,484,194
4,150,000		Grupo Televisa SA, 6.625%, 3/18/2025	5,346,063
		TOTAL	10,830,257
		Building & Development—1.2%
3,200,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	3,656,000
2,500,000		Odebrecht Finance Ltd., Series REGS, 7.125%, 6/26/2042	2,893,750
2,000,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	2,125,000
1,300,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	1,387,750
		TOTAL	10,062,500
		Building Materials—1.3%
3,235,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	3,590,850
4,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	4,530,000
2,500,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.25%, 4/5/2041	2,831,250
		TOTAL	10,952,100
		Cable & Wireless Television—0.6%
4,250,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	4,823,750

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—0.3%
2,400,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	$2,826,000
		Chemicals & Plastics—1.6%
2,245,000	[1,2]	ALPEK SA DE CV, Series 144A, 4.50%, 11/20/2022	2,312,350
3,700,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	3,894,250
1,650,000	[1,2]	Gajah Tunggal, Series 144A, 7.75%, 2/6/2018	1,701,480
1,000,000	[1,2]	PTT Global Chemical PCL, Sr. Unsecd. Note, Series 144A, 4.25%, 9/19/2022	1,046,370
4,000,000	[1,2]	Sociedad Quimica Y Minera de Chile, Note, Series 144A, 5.50%, 4/21/2020	4,581,800
		TOTAL	13,536,250
		Conglomerates—1.2%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,195,000
6,100,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	7,015,000
		TOTAL	10,210,000
		Consumer Non-Cyclical - Food/Beverage—0.9%
6,900,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	7,492,882
		Container & Glass Products—0.6%
5,400,000	[3,4]	Vitro SA, Note, 11.75%, 11/1/2013	3,807,000
2,000,000	[3,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,410,000
		TOTAL	5,217,000
		Finance—0.1%
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	556,250
		Financial Intermediaries—0.8%
3,380,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	3,361,410
3,300,000		SASOL Financing International PLC, 4.50%, 11/14/2022	3,304,125
		TOTAL	6,665,535
		Industrial Products & Equipment—0.5%
3,700,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	4,033,000
		Materials—0.4%
3,500,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	3,960,250
		Metals & Mining—3.3%
4,130,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	4,186,110
1,450,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,330,375
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,572,107
1,950,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	1,915,875
3,550,000		Southern Copper Corp., 5.25%, 11/8/2042	3,450,437
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,091,994
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,562,004
2,500,000		Vale SA, 5.625%, 9/11/2042	2,607,855
5,000,000		Volcan Compania Minera SA, Series REGS, 5.375%, 2/2/2022	5,400,000
		TOTAL	28,116,757
		Mortgage Banks—0.6%
4,425,000	[1,2]	Credito Real, SA de CV, Sr. Note, Series 144A, 10.25%, 4/14/2015	4,895,156
		Oil & Gas—18.1%
6,000,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	6,870,000
3,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	3,152,496
500,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 5.00%, 5/2/2042	553,228
3,400,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	4,309,500
3,100,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Series REGS, 5.125%, 12/12/2017	3,193,000

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Oil & Gas—continued
10,850,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	$15,122,188
4,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	4,550,000
6,300,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	8,536,500
3,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	3,555,000
3,800,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	4,341,500
4,000,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.50%, 10/25/2042	3,827,432
1,000,000	[1,2]	PTTEP Canada Internation, Series 144A, 6.35%, 6/12/2042	1,204,610
5,627,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	6,471,050
1,150,000	[1,2]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,259,250
3,000,000	[1,2]	Pertamina PT, Series 144A, 6.00%, 5/3/2042	3,150,000
1,000,000	[1,2]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	1,112,500
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,515,693
4,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	5,375,158
4,500,000		Petroleos de Venezuela, S.A., Series REGS, 9.00%, 11/17/2021	4,398,750
34,125,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	33,869,062
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,892,000
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,952,000
1,600,000	[1,2]	Petroleos Mexicanos, Series 144A, 3.50%, 1/30/2023	1,572,000
2,375,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	2,642,187
7,450,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 12/31/2049	7,403,437
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	850,621
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	876,978
2,500,000	[1,2]	Thai Oil PCL, Series 144A, 3.625%, 1/23/2023	2,531,268
2,350,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	2,278,870
1,200,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,332,000
2,300,000		Transprtdra De Gas Intl, Series REGS, 5.70%, 3/20/2022	2,553,000
4,088,000	[1,2]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	4,343,500
		TOTAL	155,594,778
		Pharmaceuticals—0.3%
2,600,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	2,821,000
		Real Estate—0.5%
4,000,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	4,635,000
		Telecommunications & Cellular—4.8%
1,800,000		America Movil SAB de CV, Company Guarantee, Series WI, 5.00%, 10/16/2019	2,099,686
7,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	7,250,000
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,825,000
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,912,500
3,300,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	3,675,375
1,800,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,013,750
1,150,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,138,730
1,000,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.875%, 1/31/2028	995,000
2,600,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	2,840,500
4,500,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.00%, 10/1/2017	4,916,250
3,200,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/1/2022	3,584,000
6,900,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	6,925,875
		TOTAL	41,176,666

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Utilities—5.4%
2,600,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	$2,655,900
3,600,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	4,284,000
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,148,800
1,000,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,106,250
6,400,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	7,008,000
4,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	4,945,000
2,050,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	2,327,339
5,400,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	5,999,848
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	7,452,400
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	6,460,000
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,566,500
		TOTAL	46,954,037
		TOTAL CORPORATE BONDS (IDENTIFIED COST $400,689,017)	436,995,779
		Floating Rate Loan—0.1%
1,457,691	[5]	Carolbrl, 4.287%, 12/31/2017 (IDENTIFIED COST $1,434,710)	749,982
		Governments/Agencies—43.3%
		Sovereign—43.3%
63,983,000		Argentina, Government of, Note, 6.266%, 12/15/2035	3,423,090
21,983,906		Argentina, Government of, Note, 8.28%, 12/31/2033	12,256,028
240		Argentina, Government of, Sr. Unsecd. Note, 6.266%, 12/15/2035	13
13,723,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	11,527,320
2,665,000	[1,2]	Bolivia, Government of, 144A, 4.875%, 10/29/2022	2,625,025
4,000,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	6,210,000
5,000,000		Brazil, Government of, Note, 8.00%, 1/15/2018	5,850,000
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,800,000
6,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	7,425,000
5,000,000		Colombia, Government of, 7.375%, 9/18/2037	7,237,500
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,794,400
1,500,000	[1,2]	Costa Rica, Government of, 144A, 4.25%, 1/26/2023	1,530,000
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,681,500
1,010,000	[1,2]	Guatemala, Government of, 144A, 4.875%, 2/13/2028	992,325
3,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	3,456,000
3,500,000	[1,2]	Indonesia, Government of, 144A, 8.50%, 10/12/2035	5,206,250
8,600,000		Indonesia, Government of, 6.625%, 2/17/2037	10,771,500
10,000,000		Indonesia, Government of, 7.75%, 1/17/2038	14,037,500
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, 144A, 11.625%, 3/4/2019	7,738,000
1,800,000	[1,2]	Kingdom Of Morocco, Series 144A, 5.50%, 12/11/2042	1,804,500
2,200,000	[1,2]	Kingdom Of Morocco, Series 144A, 4.25%, 12/11/2022	2,249,500
5,300,000	[1,2]	Lithuania, Government of, 144A, 6.625%, 2/1/2022	6,545,500
5,858,000		Panama, Government of, 6.70%, 1/26/2036	7,849,720
3,295,000		Peru, Government of, 6.55%, 3/14/2037	4,481,200
4,620,000		Peru, Government of, Bond, 7.35%, 7/21/2025	6,514,200
2,650,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	3,252,875
7,200,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	9,531,000
3,900,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,806,750
4,150,000		Republic of Venezuela, 7.75%, 10/13/2019	4,004,750

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Governments/Agencies—continued
		Sovereign—continued
10,730,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	$15,625,562
9,000,000	[1,2]	Russia, Government of, Bond, 144A, 5.00%, 4/29/2020	10,305,000
1,000,000	[1,2]	Russia, Government of, Unsecd. Note, 144A, 4.50%, 4/4/2022	1,106,500
38,998,000		Russia, Government of, Unsub., 7.50%, 3/31/2030	48,556,800
3,700,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	4,241,125
2,690,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 6.25%, 10/4/2020	2,864,850
10,000,000		Turkey, Government of, 6.75%, 5/30/2040	12,725,000
10,070,000		Turkey, Government of, 6.875%, 3/17/2036	12,839,250
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	7,730,625
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	18,918,144
9,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	12,449,750
2,910,000		United Mexican States, 6.75%, 9/27/2034	3,913,950
26,600,000		United Mexican States, Note, 5.125%, 1/15/2020	31,281,600
7,600,000		United Mexican States, Sr. Unsecd. Note, 5.95%, 3/19/2019	9,226,400
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	5,013,000
16,550,000		Venezuela, Government of, 9.375%, 1/13/2034	16,823,075
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $323,568,419)	372,222,077
		MUTUAL FUND—5.1%
44,340,388	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	44,340,388
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $770,032,534)[8]	854,308,226
		OTHER ASSETS AND LIABILITIES - NET—0.7%[9]	5,695,944
		TOTAL NET ASSETS—100%	$860,004,170
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $277,815,835, which represented 32.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $277,815,835, which represented 32.3% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-Day net yield.
8	At February 28, 2013, the cost of investments for federal tax purposes was $770,771,528. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $83,536,698. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,974,581 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,437,883.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$436,995,779	$—	$436,995,779
Floating Rate Loan	—	—	749,982	749,982
Governments/Agencies	—	372,222,077	—	372,222,077
Mutual Fund	44,340,388	—	—	44,340,388
TOTAL SECURITIES	$44,340,388	$809,217,856	$749,982	$854,308,226

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013